Intangibles - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase in discount rate	19.10%
Percentage of rise in increase in discount rate	1.70%
Intangible assets	$ 104,071	$ 96,753	$ 87,986
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated recoverable amount	$ 4,600,000	$ 4,600,000
Pre-tax discount rate applied to cash flow projections	17.40%	17.40%
Growth rate used to extrapolate cash flow projections	2.70%	2.80%
Intangible assets	$ 20,380	$ 20,380	$ 20,380
Capitalized development expenditure
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 21,300	$ 25,600